SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
SUMMARY OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD

The Black-Scholes option pricing model assumptions for the derivative liabilities during the nine months ended January 31, 2022 and 2021 consisted of the following:

	2022	2021
Expected life in years	1.7 – 5.0 years	N/A
Stock price volatility	50% - 155%	N/A
Risk free interest rate	0.16% - 1.56%	N/A
Expected dividends	0%	N/A

The warrants granted during the year ended April 30, 2021 and 2020 were valued using a Black-Scholes option pricing model on the date of grant using the following assumptions:

	2021	2020
Expected life in years	2 - 10 years	2 -10 years
Stock price volatility	148% - 280%	121% - 144%
Risk free interest rate	0.12% - 1.64%	0.36% - 2.43%
Expected dividends	0%	0%

SUMMARY OF DERIVATIVE LIABILITIES

The Company’s derivative liabilities were calculated using Level 2 assumptions on the issuance and balance sheet dates via a Black-Scholes option pricing model and consisted of the following ending balances and gain amounts as of and for the three and nine months ended January 31, 2022:

Note derivative is related to	January 31, 2022 ending balance	Gain (loss) for three months ended January 31, 2022	Gain (loss) for nine months ended January 31, 2022
4/11/21 conversion of 12/24/20 note payable	$1,027,509	$232,027	$(202,342)
4/15/21 note payable	-	-	(6,014,245)
5/26/21 conversion of notes payable – related party	-	-	(2,867,749)
8/6/21 convertible notes	7,898,574	(6,175,994)	(5,990,544)
Total	$8,926,083	$(5,943,967)	$(15,074,880)

Warrant [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
SUMMARY OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD

The warrants granted during the nine months ended January 31, 2022 and 2021 were valued using a Black-Scholes option pricing model on the date of grant using the following assumptions:

	2022	2021
Expected life in years	5 – 10 years	5-10 years
Stock price volatility	50.0% - 156.7%	148.3% - 151.9%
Risk free interest rate	0.77% - 1.63%	0.68% - 0.85%
Expected dividends	0%	0%